UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2019

Date of reporting period: January 31, 2019

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR
CORE BOND FUND
JANUARY 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 37.2%

	Face Amount	Value
COMMUNICATION SERVICES — 1.2%
Comcast
4.600%, 10/15/38	$400,000	$413,456
Crown Castle Towers
3.222%, 05/15/22 (A)	300,000	297,120
Unison Ground Lease Funding
2.981%, 03/15/20 (A)	300,000	298,549

		1,009,125

CONSUMER DISCRETIONARY — 0.7%
DR Horton
4.000%, 02/15/20	250,000	251,053
Viacom
6.875%, 04/30/36	250,000	284,438

		535,491

CONSUMER STAPLES — 2.8%
Anheuser-Busch
4.900%, 02/01/46 (A)	300,000	286,100
Anheuser-Busch InBev Worldwide
5.550%, 01/23/49	190,000	198,402
Bacardi
5.150%, 05/15/38 (A)	390,000	356,976
Bunge Finance
3.250%, 08/15/26	250,000	220,449
Conagra Brands
4.600%, 11/01/25	400,000	405,070
Mondelez International Holdings Netherlands BV
2.000%, 10/28/21 (A)	250,000	241,937
Suntory Holdings
2.550%, 06/28/22 (A)	250,000	240,586
Tyson Foods
3.900%, 09/28/23	380,000	385,246

		2,334,766

ENERGY — 3.0%
Diamondback Energy
4.750%, 11/01/24	390,000	389,024
Enbridge
6.250%, VAR ICE LIBOR USD 3 Month+3.641%, 03/01/78	380,000	359,931
Energy Transfer Operating
4.500%, 04/15/24	400,000	407,453
Kerr-McGee
7.125%, 10/15/27	250,000	285,511
MarkWest Energy Partners
4.875%, 06/01/25	375,000	378,339
Noble Energy
8.000%, 04/01/27	250,000	294,628
Western Gas Partners
4.000%, 07/01/22	335,000	336,135

		2,451,021

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — 15.2%
Ansett Worldwide Aviation Services Leasing
4.870%, 07/17/21 (A)(B)	$664,006	$669,312
Aon
3.875%, 12/15/25	200,000	200,779
Ares Capital
4.250%, 03/01/25	450,000	429,181
Bank of America
5.875%, VAR ICE LIBOR USD 3 Month+2.931%, 09/15/66	380,000	369,588
Bank of Montreal
3.803%, VAR USD Swap Semi 30/360 5 Year Curr+1.432%, 12/15/32	355,000	338,226
BlackRock TCP Capital
4.125%, 08/11/22	400,000	380,063
Brookfield Finance
4.250%, 06/02/26	250,000	246,928
Charles Schwab
7.000%, VAR ICE LIBOR USD 3 Month+4.820%, 02/28/49	330,000	348,975
CIT Group
4.750%, 02/16/24	585,000	591,581
Compass Bank
2.875%, 06/29/22	250,000	242,079
Daimler Finance North America
2.000%, 07/06/21 (A)	300,000	290,808
Discover Bank
4.682%, VAR USD Swap Semi 30/360 5 Year Curr+1.730%, 08/09/28	250,000	248,910
E*TRADE Financial
3.800%, 08/24/27	400,000	377,205
First Republic Bank
4.375%, 08/01/46	250,000	237,052
General Motors Financial
3.700%, 05/09/23	250,000	241,471
GTP Acquisition Partners I
3.482%, 06/16/25 (A)	800,000	796,820
Huntington Bancshares
5.700%, VAR ICE LIBOR USD 3 Month+2.880%, 07/15/66	380,000	358,783
Legg Mason
5.625%, 01/15/44	300,000	286,154
M&T Bank
6.450%, VAR ICE LIBOR USD 3 Month+3.610%, 12/29/49	293,000	307,650
Main Street Capital
4.500%, 12/01/22	335,000	337,451
Morgan Stanley MTN
4.875%, 11/01/22	300,000	314,198
Neuberger Berman Group
4.500%, 03/15/27 (A)	250,000	252,218

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR
CORE BOND FUND
JANUARY 31, 2019 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Nuveen Finance
4.125%, 11/01/24 (A)	$800,000	$825,079
PennantPark Investment
4.500%, 10/01/19	250,000	249,784
PNC Financial Services Group
6.750%, VAR ICE LIBOR USD 3 Month+3.678%, 12/31/49	300,000	314,250
Prospect Capital
6.375%, 01/15/24	200,000	207,426
5.875%, 03/15/23	380,000	383,311
Regions Financial
3.800%, 08/14/23	390,000	393,210
Stifel Financial
4.250%, 07/18/24	335,000	339,982
SunTrust Banks
5.050%, VAR ICE LIBOR USD 3 Month+3.102%, 06/15/22	410,000	387,450
Synchrony Financial
4.250%, 08/15/24	425,000	414,885
Synovus Financial
3.125%, 11/01/22	315,000	302,885
TPG Specialty Lending
4.500%, 01/22/23	370,000	365,598
Westpac Banking MTN
4.322%, VAR USD ICE Swap 11:00 NY 5 Yr+2.236%, 11/23/31	250,000	242,847
Willis North America
3.600%, 05/15/24	250,000	244,983

		12,537,122

HEALTH CARE — 1.0%
CVS Health
5.050%, 03/25/48	390,000	400,353
Edwards Lifesciences
4.300%, 06/15/28	380,000	387,082

		787,435

INDUSTRIALS — 2.9%
AerCap Ireland Capital
3.500%, 05/26/22	325,000	318,126
American Airlines Pass-Through Trust, Ser 2015-1
3.700%, 05/01/23	408,424	397,180
Aviation Capital Group
4.375%, 01/30/24 (A)	390,000	390,136
CNH Industrial MTN
3.850%, 11/15/27 (A)	335,000	310,689
FLIR Systems
3.125%, 06/15/21	250,000	246,946
Masco
6.500%, 08/15/32	317,000	350,632
Timken
4.500%, 12/15/28	390,000	379,409

		2,393,118

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
INFORMATION TECHNOLOGY — 1.3%
Amphenol
2.200%, 04/01/20	$300,000	$296,934
Microsoft
3.700%, 08/08/46	350,000	347,578
NXP BV
5.550%, 12/01/28 (A)	390,000	419,699

		1,064,211

MATERIALS — 4.3%
Anglo American Capital
4.500%, 03/15/28 (A)	385,000	373,475
ArcelorMittal
7.000%, 10/15/39	340,000	372,415
Celanese US Holdings
4.625%, 11/15/22	350,000	359,529
CF Industries
4.500%, 12/01/26 (A)	300,000	296,372
Martin Marietta Materials
6.250%, 05/01/37	250,000	277,124
Mosaic
3.250%, 11/15/22	335,000	330,962
Nucor
5.200%, 08/01/43	300,000	322,804
Steel Dynamics
5.500%, 10/01/24 (A)	390,000	402,597
Vulcan Materials
4.500%, 04/01/25	400,000	402,178
WRKCo
4.650%, 03/15/26 (A)	390,000	401,637

		3,539,093

REAL ESTATE — 1.7%
Crown Castle International
3.150%, 07/15/23	365,000	356,560
Crown Castle Towers
4.241%, 07/15/28 (A)	400,000	401,067
STORE Capital
4.500%, 03/15/28	380,000	370,700
Vornado Realty
5.000%, 01/15/22	300,000	310,272

		1,438,599

UTILITIES — 3.1%
CenterPoint Energy
6.125%, VAR ICE LIBOR USD 3 Month+3.270%, 03/01/67	390,000	390,000
Emera US Finance
4.750%, 06/15/46	250,000	243,219
Exelon
3.497%, 06/01/22	447,000	443,563
Fortis
2.100%, 10/04/21	250,000	240,807
IPALCO Enterprises
3.700%, 09/01/24	305,000	299,508

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR
CORE BOND FUND
JANUARY 31, 2019 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
UTILITIES — continued
NiSource
5.650%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.843%, 12/15/66 (A)	$385,000	$370,882
Sempra Energy
4.000%, 02/01/48	365,000	316,453
Spire
3.543%, 02/27/24	250,000	245,533

		2,549,965

Total Corporate Obligations (Cost $31,088,991)		30,639,946

U.S. TREASURY OBLIGATIONS — 18.4%
U.S. Treasury Bonds
4.625%, 02/15/40	1,300,000	1,655,418
3.750%, 08/15/41	1,450,000	1,642,125
3.000%, 05/15/45	1,725,000	1,728,032
2.250%, 08/15/46	2,700,000	2,315,672
U.S. Treasury Notes
2.250%, 08/15/27	1,440,000	1,401,244
1.875%, 01/31/22	1,800,000	1,770,609
1.875%, 08/31/22	750,000	735,586
1.625%, 02/15/26	200,000	188,281
1.500%, 05/31/20	2,500,000	2,467,383
1.500%, 02/28/23	1,270,000	1,223,764

Total U.S. Treasury Obligations (Cost $15,336,782)		15,128,114

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 16.7%
FHLMC
4.000%, 02/01/47	1,214,665	1,247,344
4.000%, 11/01/47	1,342,279	1,379,923
3.500%, 11/01/44	1,017,543	1,028,516
3.500%, 04/01/46	689,373	695,549
3.000%, 02/01/45	924,723	912,174
3.000%, 08/01/45	428,115	421,774
3.000%, 02/01/48	709,915	697,863
2.500%, 02/01/30	507,804	501,739
FHLMC, Ser 2016-4563, Cl VB
3.000%, 05/15/39	500,000	488,494
FNMA
4.500%, 02/01/41	1,058,391	1,112,482
4.000%, 03/01/35	366,382	376,771
4.000%, 01/01/42	795,102	820,819
3.500%, 11/01/47	692,484	695,999
GNMA
4.000%, 07/20/48	768,218	790,716
3.500%, 06/20/48	1,600,827	1,622,091
GNMA, Ser 2015-78, Cl A
2.918%, 06/16/40	529,142	528,264

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — continued

	Face Amount	Value
GNMA, Ser 2015-47, Cl AE
2.900%, 11/16/55 (C)	$420,156	$413,238

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $13,935,112)		13,733,756

MORTGAGE-BACKED SECURITIES — 16.3%
Agate Bay Mortgage Trust, Ser 2015-5, Cl A5
3.500%, 07/25/45 (C)	491,658	491,696
Agate Bay Mortgage Trust, Ser 2016-3, Cl A5
3.500%, 08/25/46 (C)	501,075	502,051
Agate Bay Mortgage Trust, Ser 2015-6, Cl A5
3.500%, 09/25/45 (C)	359,573	357,264
Citigroup Commercial Mortgage Trust, Ser 2013-GC15, Cl A3
4.095%, 09/10/46	368,879	383,928
COLT Mortgage Loan Trust, Ser 2017-1, Cl A1
2.614%, 05/27/47 (C)	81,158	80,689
Commercial Mortgage Trust, Ser 2010-C1, Cl A3
4.205%, 07/10/46	361,697	366,353
Commercial Mortgage Trust, Ser 2013-CCRE10, Cl ASB
3.795%, 08/10/46	190,181	193,587
Commercial Mortgage Trust, Ser 2012-CR5, Cl A3
2.540%, 12/10/45	100,000	98,381
FREMF Mortgage Trust, Ser 2012-K21, Cl B
3.936%, 07/25/45 (A) (C)	280,000	286,647
FREMF Mortgage Trust, Ser 2014-K714, Cl B
3.854%, 01/25/47 (C)	500,000	505,859
FREMF Mortgage Trust, Ser 2013-K31, Cl B
3.630%, 07/25/46 (C)	160,000	161,606
GMAC Commercial Mortgage Asset, Ser 2010-FTLS, Cl A
6.363%, 02/10/47 (B)	242,593	291,956
GS Mortgage Securities Trust, Ser 2013-GC12, Cl AAB
2.678%, 11/10/22	388,360	384,943
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C31, Cl ASB
3.540%, 08/15/48	500,000	508,103
JPMorgan Mortgage Trust, Ser 2018-1, Cl A5
3.500%, 06/25/48 (C)	885,618	880,682
JPMorgan Mortgage Trust, Ser 2017-1, Cl A5
3.500%, 01/25/47 (C)	206,802	205,360
JPMorgan Mortgage Trust, Ser 2015-3, Cl A5
3.500%, 05/25/45 (C)	187,878	187,770

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR
CORE BOND FUND
JANUARY 31, 2019 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
JPMorgan Mortgage Trust, Ser 2017-2, Cl A5
3.500%, 05/25/47 (C)	$213,447	$212,535
JPMorgan Mortgage Trust, Ser 2017-3, Cl 1A5
3.500%, 08/25/47 (C)	417,485	415,702
JPMorgan Mortgage Trust, Ser 2017-4, Cl A5
3.500%, 11/25/47 (C)	524,959	522,716
JPMorgan Mortgage Trust, Ser 2016-3, Cl 1A3
3.500%, 10/25/46 (C)	519,100	517,194
JPMorgan Mortgage Trust, Ser 2017-5, Cl A1A
3.000%, 12/15/47 (C)	276,731	274,869
JPMorgan Mortgage Trust, Ser 2014-IVR6, Cl AM
2.781%, 07/25/44 (C)	291,947	289,439
JPMorgan Mortgage Trust, Ser 2016-2, Cl A1
2.755%, 06/25/46 (C)	336,296	333,756
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C26, Cl ASB
3.323%, 10/15/48	400,000	402,791
Seasoned Credit Risk Transfer Trust, Ser 2018-4, Cl MV
3.500%, 11/25/57	792,980	786,318
Sequoia Mortgage Trust, Ser 2018-2, Cl A4
3.500%, 02/25/48 (C)	686,893	684,654
Sequoia Mortgage Trust, Ser 2017-3, Cl A4
3.500%, 04/25/47 (C)	186,321	186,395
Sequoia Mortgage Trust, Ser 2017-2, Cl A4
3.500%, 02/25/47 (C)	168,176	167,878
Sequoia Mortgage Trust, Ser 2017-4, Cl A4
3.500%, 07/25/47 (C)	209,323	208,816
Sequoia Mortgage Trust, Ser 2015-3, Cl A4
3.500%, 07/25/45 (C)	320,092	320,992
Sequoia Mortgage Trust, Ser 2015-2, Cl A1
3.500%, 05/25/45 (C)	282,366	279,564
Sequoia Mortgage Trust, Ser 2016-3, Cl A10
3.500%, 11/25/46 (C)	99,424	99,059
Sequoia Mortgage Trust, Ser 2017-5, Cl A4
3.500%, 08/25/47 (C)	371,913	370,324
Sequoia Mortgage Trust, Ser 2017-6, Cl A4
3.500%, 09/25/47 (C)	449,938	448,286
Sequoia Mortgage Trust, Ser 2015-1, Cl A1
3.500%, 01/25/45 (C)	237,970	235,672
Sequoia Mortgage Trust, Ser 2015-4, Cl A1
3.000%, 11/25/30 (C)	254,932	253,196

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C6, Cl ASB
2.788%, 04/10/46	$501,442	$500,106

Total Mortgage-Backed Securities (Cost $13,624,978)		13,397,137

ASSET-BACKED SECURITIES — 9.2%
ARL Second, Ser 2014-1A, Cl A2
3.970%, 06/15/44 (A)	100,000	101,281
BANK, Ser 2017-BNK9, Cl ASB
3.470%, 11/15/54	500,000	504,371
Blackbird Capital Aircraft Lease Securitization, Ser 2016-1A, Cl AA
2.487%, 12/16/41	375,000	363,690
Coinstar Funding, Ser 2017-1A, Cl A2
5.216%, 04/25/47	569,850	575,793
CoreVest American Finance Trust, Ser 2018-1, Cl A
3.804%, 06/01/51	394,451	396,035
DRB Prime Student Loan Trust, Ser 2015-D, Cl A2
3.200%, 01/25/40	176,066	174,340
Drug Royalty III, Ser 2017-1A, Cl A1
5.287%, VAR ICE LIBOR USD 3 Month+2.500%, 04/15/27	155,110	156,647
Exeter Automobile Receivables Trust, Ser 2016-3A, Cl B
2.840%, 08/16/21	270,127	269,823
Harley Marine Financing, Ser 2018-1A, Cl A2
5.682%, 05/15/43	377,300	262,763
Hilton Grand Vacations Trust, Ser 2017-AA, Cl A
2.660%, 12/27/28	143,213	141,244
Marlette Funding Trust, Ser 2018-2A, Cl A
3.060%, 07/17/28	174,612	174,314
MVW Owner Trust, Ser 2018-1A, Cl C
3.900%, 01/21/36	551,572	550,893
OneMain Financial Issuance Trust, Ser 2017-1A, Cl A1
2.370%, 09/14/23	290,000	285,742
PSNH Funding 3, Ser 2018-1, Cl A3
3.814%, 02/01/35	560,000	575,075
SCF Equipment Trust, Ser 2016-1A, Cl A
3.620%, 11/20/21	23,693	23,660
Sofi Consumer Loan Program, Ser 2016-5, Cl B
4.550%, 09/25/28 (C)	380,000	389,622
Sofi Consumer Loan Program, Ser 2017-6, Cl A1
2.200%, 11/25/26	118,348	117,831

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR
CORE BOND FUND
JANUARY 31, 2019 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Taco Bell Funding, Ser 2018-1A, Cl A2I
4.318%, 11/25/48	$400,000	$405,584
Trafigura Securitisation Finance, Ser 2018-1A, Cl A2
3.730%, 03/15/22	845,000	848,144
Trinity Rail Leasing, Ser 2012-1A, Cl A2
3.525%, 01/15/43	395,000	391,110
TRIP Rail Master Funding, Ser 2017-1A, Cl A2
3.736%, 08/15/47	280,000	280,315
United States Small Business Administration, Ser 2015-20D, Cl 1
2.510%, 04/01/35	353,142	340,886
Westlake Automobile Receivables Trust, Ser 2018-1A, Cl C
2.920%, 12/15/21	295,000	292,824

Total Asset-Backed Securities (Cost $7,750,339)		7,621,987

U.S. GOVERNMENT AGENCY OBLIGATION — 0.6%
FFCB
2.670%, 05/12/27
(Cost $500,000)	500,000	475,950

MUNICIPAL BOND — 0.6%
Camp Pendleton & Quantico Housing
6.165%, 10/01/50 (A)
(Cost $488,778)	400,000	478,559

Total Investments — 99.0% (Cost $82,724,980)		$81,475,449

Percentages based on Net Assets of $82,317,624.

(A)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other “accredited investors”. The total value of these securities at January 31, 2019 was $8,788,546 and represented 10.7% of Net Assets.

(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

Cl — Class

FFCB — Federal Farm Credit Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

Ser — Series

USD — United States Dollar

VAR — Variable Rate

The following is a list of the inputs used as of January 31, 2019, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Obligations	$—	$29,970,634	$669,312	$30,639,946
U.S. Treasury Obligations	—	15,128,114	—	15,128,114
U.S. Government Agency Mortgage-Backed Obligations	—	13,733,756	—	13,733,756
Mortgage-Backed Securities	—	13,105,181	291,956	13,397,137
Asset-Backed Securities	—	7,621,987	—	7,621,987
U.S. Government Agency Obligation	—	475,950	—	475,950
Municipal Bond	—	478,559	—	478,559

Total Investments in Securities	$—	$80,514,181	$961,268	$81,475,449

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 instruments at the beginning and/or end of the year in relation to net assets.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value as of January 31, 2019.

	Corporate Obligations	Mortgage- Backed Securities	Total

Beginning balance as of November 1, 2018	$679,227	$275,840	$955,067
Accrued discounts/ premiums	—	(151)	(151)
Realized gain/(loss)	—	(107)	(107)
Change in unrealized appreciation/ (depreciation)	6,626	17,039	23,665

Sales/paydowns	(16,541)	(665)	(17,206)
Transfers into Level 3	—	—	—

Ending balance as of January 31, 2019	$669,312	$291,956	$961,268

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$6,626	$17,039	$23,665

For the period ended January 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended January 31, 2019, there were Level 3 securities due to changes in the availability of observable inputs used to determine fair value. There were no other significant transfers for the period ended January 31, 2019. All transfers, if any, are recognized by the Fund at the end of each period.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KOC-QH-001-0800

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR
LIMITED DURATION FUND
JANUARY 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 45.3%

	Face Amount	Value
COMMUNICATION SERVICES — 2.4%
AT&T
4.600%, 02/15/21	$600,000	$613,932
Comcast
3.450%, 10/01/21	500,000	505,803
Unison Ground Lease Funding
2.981%, 03/15/20 (A)	400,000	398,066
Verizon Communications
2.946%, 03/15/22	250,000	249,289
Vodafone Group
4.375%, 03/16/21	300,000	307,092
3.769%, VAR ICE LIBOR USD 3 Month+0.990%, 01/16/24	200,000	197,759

		2,271,941

CONSUMER DISCRETIONARY — 2.0%
Dollar Tree
3.473%, VAR ICE LIBOR USD 3 Month+0.700%, 04/17/20	495,000	492,997
DR Horton
2.550%, 12/01/20	475,000	466,841
Ford Motor Credit
3.605%, VAR ICE LIBOR USD 3 Month+0.810%, 04/05/21	450,000	435,534
General Motors Financial
3.150%, 01/15/20	475,000	475,033

		1,870,405

CONSUMER STAPLES — 4.3%
Anheuser-Busch InBev Finance
2.650%, 02/01/21	410,000	408,316
Campbell Soup
3.418%, VAR ICE LIBOR USD 3 Month+0.630%, 03/15/21	411,000	406,906
Conagra Brands
3.800%, 10/22/21	500,000	501,914
Constellation Brands
2.250%, 11/06/20	115,000	113,091
General Mills
3.783%, VAR ICE LIBOR USD 3 Month+1.010%, 10/17/23	490,000	487,313
Hillshire Brands
4.100%, 09/15/20	245,000	246,820
Kraft Heinz Foods
2.800%, 07/02/20	300,000	299,029
Pernod Ricard
5.750%, 04/07/21 (A)	515,000	541,642
Smithfield Foods
2.700%, 01/31/20 (A)	300,000	296,353
Suncorp-Metway MTN
2.375%, 11/09/20 (A)	50,000	48,969
Tyson Foods
2.250%, 08/23/21	360,000	350,840

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
CONSUMER STAPLES — continued
Wm Wrigley Jr
3.375%, 10/21/20 (A)	$366,000	$368,807

		4,070,000

ENERGY — 2.5%
BG Energy Capital
4.000%, 12/09/20 (A)	350,000	354,881
Encana, 110178
3.900%, 11/15/21	416,000	418,992
Equities
3.567%, VAR ICE LIBOR USD 3 Month+0.770%, 10/01/20	350,000	344,190
Marathon Oil
2.700%, 06/01/20	250,000	247,203
NuStar Logistics
4.800%, 09/01/20	500,000	501,875
Phillips 66
3.537%, VAR ICE LIBOR USD 3 Month+0.750%, 04/15/20 (A)	190,000	190,010
Schlumberger Holdings
3.000%, 12/21/20	300,000	298,528

		2,355,679

FINANCIALS — 13.8%
Ally Financial
4.125%, 03/30/20	500,000	500,624
Ansett Worldwide Aviation Services Leasing
4.870%, 07/17/21 (A)(B)	850,545	857,342
Ares Capital
3.875%, 01/15/20	450,000	451,120
Associated Bank
3.500%, 08/06/21	500,000	499,758
Bank of America MTN
2.328%, VAR ICE LIBOR USD 3 Month+0.630%, 10/01/21	415,000	409,763
BB&T MTN
2.150%, 02/01/21	415,000	408,562
BlackRock TCP Capital
4.125%, 08/11/22	465,000	441,823
Capital One Financial
2.400%, 10/30/20	470,000	463,884
Charles Schwab
7.000%, VAR ICE LIBOR USD 3 Month+4.820%, 02/28/49	410,000	433,575
Citigroup
3.740%, VAR ICE LIBOR USD 3 Month+1.100%, 05/17/24	415,000	414,663
Citizens Bank
3.499%, VAR ICE LIBOR USD 3 Month+0.810%, 05/26/22	250,000	248,540
Compass Bank
2.875%, 06/29/22	475,000	459,951

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR
LIMITED DURATION FUND
JANUARY 31, 2019 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Daimler Finance North America
2.300%, 02/12/21 (A)	$165,000	$161,908
Discover Bank
3.100%, 06/04/20	470,000	468,866
First Horizon National
3.500%, 12/15/20	470,000	470,562
KeyCorp MTN
2.900%, 09/15/20	475,000	473,581
Main Street Capital
4.500%, 12/01/22	415,000	418,037
Morgan Stanley
2.650%, 01/27/20	475,000	473,525
National Bank of Canada
2.200%, 11/02/20	470,000	462,810
PennantPark Investment
4.500%, 10/01/19	300,000	299,740
PNC Financial Services Group
6.750%, VAR ICE LIBOR USD 3 Month+3.678%, 12/31/49	420,000	439,950
Regions Bank
2.750%, 04/01/21	480,000	474,840
Royal Bank of Canada MTN
3.455%, VAR ICE LIBOR USD 3 Month+0.660%, 10/05/23	500,000	494,504
Santander Holdings USA
4.450%, 12/03/21	500,000	508,375
Stifel Financial
3.500%, 12/01/20	300,000	299,622
SunTrust Bank
2.250%, 01/31/20	300,000	297,991
Synchrony Financial
3.750%, 08/15/21	465,000	463,109
Willis Towers Watson
5.750%, 03/15/21	470,000	491,592
Zions Bancorp
3.500%, 08/27/21	750,000	751,247

		13,039,864

HEALTH CARE — 1.6%
Anthem
2.500%, 11/21/20	470,000	465,248
CVS Health
3.350%, 03/09/21	500,000	502,153
Zimmer Biomet Holdings
3.554%, VAR ICE LIBOR USD 3 Month+0.750%, 03/19/21	500,000	498,082

		1,465,483

INDUSTRIALS — 4.7%
Air Lease
2.500%, 03/01/21	575,000	561,912
American Airlines Pass-Through Trust, Ser 2015-1
3.700%, 05/01/23	435,652	423,658

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
INDUSTRIALS — continued
Arconic
6.150%, 08/15/20	$402,000	$413,055
CNH Industrial Capital
4.375%, 11/06/20	435,000	437,719
CRH America
5.750%, 01/15/21	340,000	350,903
Holcim US Finance Sarl & Cie SCS
6.000%, 12/30/19 (A)	425,000	434,981
Johnson Controls
4.250%, 03/01/21	450,000	458,263
Masco
7.125%, 03/15/20	463,000	480,359
Penske Truck Leasing LP
3.200%, 07/15/20 (A)	415,000	414,251
Spirit AeroSystems
3.588%, VAR ICE LIBOR USD 3 Month+0.800%, 06/15/21	500,000	497,173

		4,472,274

INFORMATION TECHNOLOGY — 1.2%
Amphenol
2.200%, 04/01/20	300,000	296,934
Analog Devices
2.850%, 03/12/20	500,000	499,631
Broadcom
2.375%, 01/15/20	300,000	297,677

		1,094,242

MATERIALS — 6.4%
ArcelorMittal
5.125%, 06/01/20	438,000	447,538
BHP Billiton Finance USA
6.250%, VAR USD Swap Semi 30/360 5 Year Curr+4.971%, 10/19/75 (A)	500,000	517,275
Celanese US Holdings
5.875%, 06/15/21	421,000	439,871
CF Industries
3.400%, 12/01/21 (A)	500,000	489,051
Glencore Funding
2.875%, 04/16/20 (A)	264,000	261,791
International Flavors & Fragrances
3.400%, 09/25/20	500,000	501,848
Martin Marietta Materials
3.327%, VAR ICE LIBOR USD 3 Month+0.650%, 05/22/20	300,000	299,201
3.292%, VAR ICE LIBOR USD 3 Month+0.500%, 12/20/19	170,000	169,737
Packaging Corp of America
2.450%, 12/15/20	470,000	463,491
Sherwin-Williams
2.250%, 05/15/20	300,000	296,768

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR
LIMITED DURATION FUND
JANUARY 31, 2019 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
MATERIALS — continued
Solvay Finance America
3.400%, 12/03/20 (A)	$400,000	$399,862
Steel Dynamics
5.125%, 10/01/21	500,000	503,750
Teck Resources
4.500%, 01/15/21	756,000	766,396
Vulcan Materials
3.388%, VAR ICE LIBOR USD 3 Month+0.600%, 06/15/20	300,000	299,032
3.388%, VAR ICE LIBOR USD 3 Month+0.650%, 03/01/21	195,000	193,777

		6,049,388

REAL ESTATE — 2.4%
American Campus Communities Operating Partnership
3.350%, 10/01/20	470,000	468,934
American Tower
2.800%, 06/01/20	300,000	298,995
Brixmor Operating Partnership
3.875%, 08/15/22	500,000	501,045
Kimco Realty
3.200%, 05/01/21	415,000	412,868
Liberty Property
4.750%, 10/01/20	139,000	141,639
Vornado Realty
5.000%, 01/15/22	470,000	486,093

		2,309,574

UTILITIES — 4.0%
Dominion Energy
4.104%, 04/01/21	460,000	463,335
Duquesne Light Holdings
6.400%, 09/15/20 (A)	500,000	521,207
Emera US Finance
2.700%, 06/15/21	400,000	391,876
IPALCO Enterprises
3.450%, 07/15/20	300,000	299,002
Mississippi Power
3.472%, VAR ICE LIBOR USD 3 Month+0.650%, 03/27/20	430,000	429,765
National Grid North America MTN
2.375%, 09/30/20	250,000	245,180
Pennsylvania Electric
5.200%, 04/01/20	415,000	425,147
Sempra Energy
3.287%, VAR ICE LIBOR USD 3 Month+0.500%, 01/15/21	475,000	468,568
WEC Energy Group
3.375%, 06/15/21	500,000	501,848

		3,745,928

Total Corporate Obligations (Cost $43,175,679)		42,744,778

U.S. TREASURY OBLIGATIONS — 30.0%

	Face Amount	Value
U.S. Treasury Notes
2.625%, 06/15/21	$6,400,000	$6,425,500
1.875%, 06/30/20	6,475,000	6,418,597
1.500%, 05/15/20	1,000,000	987,266
1.500%, 05/31/20	4,250,000	4,194,551
1.375%, 01/31/21	10,510,000	10,285,841

Total U.S. Treasury Obligations (Cost $28,263,155)		28,311,755

MORTGAGE-BACKED SECURITIES — 12.6%
Agate Bay Mortgage Trust, Ser 2015-6, Cl A5
3.500%, 09/25/45 (C)	359,573	357,264
Agate Bay Mortgage Trust, Ser 2015-5, Cl A5
3.500%, 07/25/45 (C)	588,420	588,466
CD Mortgage Trust, Ser 2017-CD6, Cl A1
2.168%, 11/13/50	324,178	320,104
Citigroup Commercial Mortgage Trust, Ser 2017-P8, Cl A1
2.065%, 09/15/50	422,139	415,061
COLT Mortgage Loan Trust, Ser 2017-1, Cl A1
2.614%, 05/27/47 (C)	113,621	112,965
COMM Mortgage Trust, Ser 2012-CR1, Cl ASB
3.053%, 05/15/45	199,058	199,079
COMM Mortgage Trust, Ser 2013-CR7, Cl ASB
2.739%, 03/10/46	151,714	150,655
Commercial Mortgage Trust, Ser 2010-C1, Cl A3
4.205%, 07/10/46	673,661	682,332
Commercial Mortgage Trust, Ser 2013-CCRE10, Cl ASB
3.795%, 08/10/46	909,156	925,441
FREMF Mortgage Trust, Ser 2014-K714, Cl B
3.854%, 01/25/47 (C)	500,000	505,859
GS Mortgage Securities Trust, Ser 2010-C2, Cl A1
3.849%, 12/10/43	16,505	16,617
GS Mortgage Securities Trust, Ser 2013-GC12, Cl AAB
2.678%, 11/10/22	431,511	427,714
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-C1, Cl A2
4.608%, 06/15/43	204,754	207,207
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP4, Cl A1
1.891%, 09/15/21	115,113	114,335
JPMorgan Mortgage Trust, Ser 2015-3, Cl A5
3.500%, 05/25/45 (C)	187,878	187,770
JPMorgan Mortgage Trust, Ser 2017-4, Cl A5
3.500%, 11/25/47 (C)	686,484	683,552

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR
LIMITED DURATION FUND
JANUARY 31, 2019 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
JPMorgan Mortgage Trust, Ser 2016-4, Cl A5
3.500%, 10/25/46 (C)	$657,122	$655,104
JPMorgan Mortgage Trust, Ser 2017-1, Cl A4
3.500%, 01/25/47 (C)	511,282	507,717
JPMorgan Mortgage Trust, Ser 2017-5, Cl A1A
3.000%, 12/15/47 (C)	316,264	314,136
JPMorgan Mortgage Trust, Ser 2014-IVR6, Cl AM
2.781%, 07/25/44 (C)	353,580	350,543
JPMorgan Mortgage Trust, Ser 2016-2, Cl A1
2.755%, 06/25/46 (C)	336,296	333,756
Sequoia Mortgage Trust, Ser 2017-6, Cl A4
3.500%, 09/25/47 (C)	409,035	407,533
Sequoia Mortgage Trust, Ser 2017-2, Cl A4
3.500%, 02/25/47 (C)	478,225	477,377
Sequoia Mortgage Trust, Ser 2017-1, Cl A4
3.500%, 02/25/47 (C)	609,682	607,824
Sequoia Mortgage Trust, Ser 2017-4, Cl A4
3.500%, 07/25/47 (C)	248,086	247,485
Sequoia Mortgage Trust, Ser 2015-3, Cl A4
3.500%, 07/25/45 (C)	320,092	320,992
Sequoia Mortgage Trust, Ser 2017-3, Cl A4
3.500%, 04/25/47 (C)	766,782	767,088
Wells Fargo Commercial Mortgage Trust, Ser 2017-C41, Cl A1
2.279%, 11/15/50	342,012	336,758
WFRBS Commercial Mortgage Trust, Ser 2012-C10, Cl ASB
2.453%, 07/15/22	662,912	656,532

Total Mortgage-Backed Securities (Cost $12,105,479)		11,877,266

ASSET-BACKED SECURITIES — 8.9%
CPS Auto Receivables Trust, Ser 2014-D, Cl C
4.350%, 11/16/20	441,160	443,200
DRB Prime Student Loan Trust, Ser 2015-D, Cl A2
3.200%, 01/25/40	880,330	871,702
Drug Royalty III, Ser 2017-1A, Cl A1
5.287%, VAR ICE LIBOR USD 3 Month+2.500%, 04/15/27	187,302	189,158
Drug Royalty III 1, Ser 2018-1A, Cl A2
4.270%, 10/15/31	460,608	464,899
Engs Commercial Finance Trust, Ser 2018-1A, Cl A1
2.970%, 02/22/21	284,107	283,454

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Exeter Automobile Receivables Trust, Ser 2016-3A, Cl B
2.840%, 08/16/21	$156,674	$156,498
GM Financial Automobile Leasing Trust, Ser 2018-2, Cl C
3.500%, 04/20/22	500,000	502,093
Halcyon Loan Advisors Funding, Ser 2018-2A, Cl AR
3.851%, VAR ICE LIBOR USD 3 Month+1.080%, 07/25/27	500,000	497,076
Hilton Grand Vacations Trust, Ser 2017-AA, Cl A
2.660%, 12/27/28	171,856	169,492
Marlette Funding Trust, Ser 2018-2A, Cl A
3.060%, 07/17/28	224,086	223,704
MVW Owner Trust, Ser 2018-1A, Cl C
3.900%, 01/21/36	689,465	688,616
OneMain Financial Issuance Trust, Ser 2017-1A, Cl A1
2.370%, 09/14/23	320,000	315,301
Santander Drive Auto Receivables Trust, Ser 2018-4, Cl C
3.560%, 07/15/24	1,040,000	1,044,899
SCF Equipment Trust, Ser 2016-1A, Cl A
3.620%, 11/20/21	28,432	28,392
Sierra Timeshare Receivables Funding, Ser 2016-3A, Cl A
2.430%, 10/20/33	285,763	282,565
Sofi Consumer Loan Program, Ser 2016-5, Cl B
4.550%, 09/25/28 (C)	485,000	497,280
Sofi Consumer Loan Program, Ser 2017-6, Cl A1
2.200%, 11/25/26	131,498	130,923
SoFi Professional Loan Program, Ser 2014-A, Cl A2
3.020%, 10/25/27	163,821	163,817
SoFi Professional Loan Program, Ser 2017-F, Cl A1FX
2.050%, 01/25/41	508,103	503,500
TRIP Rail Master Funding, Ser 2017-1A, Cl A1
2.709%, 08/15/47	280,052	277,260
VSE VOI Mortgage, Ser 2016-A, Cl A
2.540%, 07/20/33	302,489	297,824
Westlake Automobile Receivables Trust, Ser 2018-1A, Cl C
2.920%, 12/15/21	380,000	377,196

Total Asset-Backed Securities (Cost $8,444,279)		8,408,849

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR
LIMITED DURATION FUND
JANUARY 31, 2019 (Unaudited)

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 0.9%

	Face Amount	Value
FHLMC
6.000%, 01/01/37	$1,644	$1,776
6.000%, 11/01/37	1,686	1,826
5.500%, 07/01/34	7,727	8,386
4.000%, 03/01/39	10,749	11,047
FHLMC, Ser 2004-2746, Cl BG
5.000%, 02/15/24	73,965	75,188
FNMA
6.000%, 05/01/36	763	835
6.000%, 08/01/36	929	1,017
6.000%, 11/01/37	2,816	3,078
5.500%, 07/01/38	3,884	4,148
GNMA
6.000%, 03/15/32	1,911	2,113
6.000%, 09/15/33	9,544	10,539
6.000%, 09/15/37	2,942	3,175
5.500%, 06/15/38	3,007	3,257
5.000%, 06/15/33	2,892	3,063
GNMA, Ser 2015-78, Cl A
2.918%, 06/16/40	714,342	713,157

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $864,632)		842,605

MUNICIPAL BOND — 0.2%
New Jersey State, Educational Facilities Authority, Ser G
1.866%, 07/01/20
(Cost $250,000)	250,000	246,123

Total Investments — 97.9% (Cost $93,103,224)		$92,431,376

Percentages based on Net Assets of $94,421,305.

(A)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other “accredited investors”. The total value of these securities at January 31, 2019 was $6,051,699 and represented 6.4% of Net Assets.

(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

LP — Limited Partnership

MTN — Medium Term Note

Ser — Series

USD — United States Dollar

VAR — Variable Rate

The following is a list of the inputs used as of January 31, 2019, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$41,887,436	$857,342	$42,744,778
U.S. Treasury Obligations	—	28,311,755	—	28,311,755
Mortgage-Backed Securities	—	11,877,266	—	11,877,266
Asset-Backed Securities	—	8,408,849	—	8,408,849
U.S. Government Agency Mortgage-Backed Obligations	—	842,605	—	842,605
Municipal Bond	—	246,123	—	246,123

Total Investments in Securities	$—	$91,574,034	$857,342	$92,431,376

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/ or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended January 31, 2019, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, were considered to have occurred as of the end of the period.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KOC-QH-002-0800

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR
LARGE CAP GROWTH FUND
JANUARY 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.7% #

	Shares	Value
COMMUNICATION SERVICES — 12.0%
Alphabet, Cl A *	3,440	$3,873,061
Charter Communications, Cl A *	2,353	778,961
Facebook, Cl A *	4,287	714,600
Netflix *	525	178,238
Rogers Communications, Cl B	13,140	710,480
Verizon Communications	9,499	523,015
Viacom, Cl B	16,170	475,721

		7,254,076

CONSUMER DISCRETIONARY — 16.1%
Amazon.com *	1,774	3,049,026
Darden Restaurants	5,643	592,120
Dick’s Sporting Goods	11,639	410,973
Etsy *	9,653	527,536
Home Depot	11,784	2,162,718
NIKE, Cl B	13,808	1,130,599
Nordstrom	11,404	529,260
Penn National Gaming *	30,278	733,939
RH *	4,308	585,328

		9,721,499

CONSUMER STAPLES — 5.5%
Colgate-Palmolive	16,390	1,060,105
Constellation Brands, Cl A	4,353	755,942
Hershey	8,509	902,805
WD-40	3,346	608,136

		3,326,988

ENERGY — 0.7%
ConocoPhillips	6,271	424,484

FINANCIALS — 2.9%
Green Dot, Cl A *	4,016	297,264
JPMorgan Chase	8,332	862,363
Voya Financial	12,803	594,443

		1,754,070

HEALTH CARE — 15.9%
Alexion Pharmaceuticals *	6,823	838,956
Array BioPharma *	28,660	535,082
Bruker	13,475	472,433
Centene *	4,335	566,021
Cigna	1,270	253,759
CVS Health	10,827	709,710
Exelixis *	15,828	373,066
Henry Schein *	6,580	511,266
Heron Therapeutics *	18,668	502,169
ICON *	3,322	464,681
Integer Holdings *	4,496	364,131
Molina Healthcare *	4,301	571,947
Syneos Health, Cl A *	9,163	467,680

COMMON STOCK — continued

	Shares	Value

HEALTH CARE— continued
Vertex Pharmaceuticals *	6,328	$1,208,079
WellCare Health Plans *	3,223	891,095
Zoetis, Cl A	10,071	867,717

		9,597,792

INDUSTRIALS — 9.0%
Cintas	3,572	669,785
Copart *	11,514	582,954
Cummins	4,527	665,967
EMCOR Group	6,359	414,798
Generac Holdings *	8,433	446,359
Meritor *	22,802	471,545
Norfolk Southern	3,978	667,270
TriNet Group *	11,131	508,241
Trinity Industries	20,756	485,275
United Rentals *	4,252	532,606

		5,444,800

INFORMATION TECHNOLOGY — 34.2%
Apple	18,424	3,066,491
Broadridge Financial Solutions	6,649	670,419
CyberArk Software *	6,096	534,985
Fiserv *	10,322	856,003
Fortinet *	8,191	627,185
Intel	12,364	582,592
Mastercard, Cl A	9,944	2,099,477
Microsoft	41,618	4,346,167
NXP Semiconductors	5,524	480,754
ON Semiconductor *	39,181	785,187
PayPal Holdings *	8,502	754,638
Qualys *	7,137	617,565
salesforce.com *	7,892	1,199,346
SS&C Technologies Holdings	9,073	467,169
Visa, Cl A	19,721	2,662,532
Zebra Technologies, Cl A *	4,577	794,567

		20,545,077

MATERIALS — 0.4%
Steel Dynamics	6,135	224,480

REAL ESTATE — 1.0%
WP Carey ‡	8,078	604,961

Total Common Stock (Cost $55,624,193)		58,898,227

Total Investments — 97.7% (Cost $55,624,193)		$58,898,227

Percentages based on Net Assets of $60,269,656.

*	Non-income producing security.
#	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR
LARGE CAP GROWTH FUND
JANUARY 31, 2019 (Unaudited)

‡	Real Estate Investment Trust

Cl — Class

As of January 31, 2019, all of the Fund’s investments in securities were considered Level 1 in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2019, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer the Fund’s most recent financial statements.

KOC-QH-003-0800

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR
LARGE CAP VALUE FUND
JANUARY 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.0%

	Shares	Value

COMMUNICATION SERVICES — 7.0%
AT&T	14,569	$437,944
Facebook, Cl A *	4,430	738,437
Nexstar Media Group, Cl A	11,925	995,380
Verizon Communications	36,444	2,006,606

		4,178,367

CONSUMER DISCRETIONARY — 8.5%
Best Buy	7,865	465,923
Garmin	9,687	670,147
General Motors	28,048	1,094,433
Las Vegas Sands	8,264	482,287
Royal Caribbean Cruises	7,036	844,671
Starbucks	13,304	906,534
Tapestry	16,091	622,883

		5,086,878

CONSUMER STAPLES — 8.1%
Archer-Daniels-Midland	12,404	556,940
Colgate-Palmolive	16,025	1,036,497
Costco Wholesale	4,694	1,007,474
Hershey	12,216	1,296,117
Walgreens Boots Alliance	12,997	939,163

		4,836,191

ENERGY — 8.8%
Chevron	16,694	1,913,967
ConocoPhillips	22,098	1,495,814
Exxon Mobil	4,870	356,874
Marathon Petroleum	7,971	528,158
Peabody Energy	6,327	225,874
Valero Energy	8,114	712,571

		5,233,258

FINANCIALS — 22.3%
Ameriprise Financial	5,979	756,940
Bank of America	69,752	1,985,840
Capital One Financial	6,913	557,119
Citigroup	4,859	313,211
Citizens Financial Group	11,587	393,031
Evercore, Cl A	7,104	635,453
JPMorgan Chase	26,316	2,723,707
Lazard, Cl A (A)	15,097	600,710
LPL Financial Holdings	10,099	710,667
MetLife	20,203	922,671
Navient	28,241	321,947
Prudential Financial	11,494	1,059,057
SunTrust Banks	15,441	917,504
Wells Fargo	14,441	706,309
Zions Bancorp	13,508	642,846

		13,247,012

COMMON STOCK — continued

	Shares	Value

HEALTH CARE — 13.2%
Amedisys *	11,385	$1,493,257
CVS Health	19,786	1,296,972
Encompass Health	17,374	1,161,278
Hill-Rom Holdings	8,277	827,866
ICON *	10,527	1,472,517
Quest Diagnostics	8,358	730,071
Select Medical Holdings *	52,828	825,173

		7,807,134

INDUSTRIALS — 7.8%
Cintas	3,750	703,163
CSX	8,454	555,428
Cummins	4,605	677,442
ManpowerGroup	12,238	967,169
Oshkosh	10,591	794,854
Pentair	14,102	580,861
Triton International	10,654	383,011

		4,661,928

INFORMATION TECHNOLOGY — 10.2%
Apple	3,346	556,908
Cisco Systems	9,706	458,997
DXC Technology	9,386	601,830
Intel	35,763	1,685,152
Lam Research	3,293	558,427
Microsoft	9,739	1,017,044
NetApp	6,963	444,031
SS&C Technologies Holdings	14,569	750,158

		6,072,547

MATERIALS — 1.9%
Huntsman	24,602	540,506
LyondellBasell Industries, Cl A	6,837	594,614

		1,135,120

REAL ESTATE — 4.1%
Lamar Advertising, Cl A ‡	8,824	656,947
MGM Growth Properties, Cl A ‡	26,994	836,814
Ryman Hospitality Properties ‡	12,014	965,325

		2,459,086

UTILITIES — 6.1%
Entergy	11,707	1,044,146
Exelon	18,722	894,163
FirstEnergy	20,788	814,890
Southern	18,511	899,635

		3,652,834

Total Common Stock (Cost $53,642,099)		58,370,355

Total Investments — 98.0% (Cost $53,642,099)		$58,370,355

Percentages based on Net Assets of $59,558,100.

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR
LARGE CAP VALUE FUND
JANUARY 31, 2019 (Unaudited)

*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	Securities considered Master Limited Partnerships. At January 31, 2019, these securities amounted $600,710 or 1.0% of Net Assets.

Cl — Class

As of January 31, 2019, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2019, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer the Fund’s most recent financial statements.

KOC-QH-004-0800

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR
SMALL CAP FUND
JANUARY 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.2%

	Shares	Value

COMMUNICATION SERVICES — 3.1%
Care.com *	30,579	$726,863
Marcus	27,805	1,239,269
Sinclair Broadcast Group, Cl A	17,855	550,113

		2,516,245

CONSUMER DISCRETIONARY — 11.7%
American Axle & Manufacturing Holdings *	37,785	558,462
At Home Group *	19,850	437,494
Boyd Gaming	53,710	1,467,357
Callaway Golf	56,120	914,195
Children’s Place	5,710	552,500
Etsy *	15,246	833,194
Johnson Outdoors, Cl A	15,625	978,906
Malibu Boats, Cl A *	28,605	1,159,932
RH *	6,190	841,035
Sleep Number *	12,680	456,480
Stamps.com *	3,285	611,273
Weight Watchers International *	21,073	674,336

		9,485,164

CONSUMER STAPLES — 3.3%
Central Garden & Pet, Cl A *	14,406	513,142
Darling Ingredients *	31,410	668,091
Performance Food Group *	22,400	765,184
WD-40	4,202	763,713

		2,710,130

ENERGY — 2.8%
Delek US Holdings	11,365	369,476
Enerplus	50,640	438,542
Gulfport Energy *	52,430	439,888
ProPetro Holding *	33,495	547,309
Unit *	28,940	461,882

		2,257,097

FINANCIALS — 16.7%
Associated Banc-Corp	26,495	573,617
Assured Guaranty	17,830	723,185
Bank of Marin Bancorp	9,120	382,493
Brookline Bancorp	36,265	539,261
Cathay General Bancorp	20,315	754,092
CNO Financial Group	38,655	691,151
Eagle Bancorp *	10,975	602,308
Essent Group *	34,235	1,360,842
Evercore, Cl A	6,145	549,670
First Bancorp	15,145	556,882
FirstCash	8,990	741,046
Flagstar Bancorp	22,565	696,130
Hancock Whitney	12,100	497,068
OFG Bancorp	86,125	1,669,102

COMMON STOCK — continued

	Shares	Value

FINANCIALS — continued
On Deck Capital *	145,778	$1,096,251
TCF Financial	32,880	728,621
United Community Banks	24,380	627,054
Washington Federal	25,725	748,340

		13,537,113

HEALTH CARE — 16.6%
Allscripts Healthcare Solutions *	104,785	1,235,415
AMN Healthcare Services *	14,240	922,609
Amphastar Pharmaceuticals *	23,650	538,274
AngioDynamics *	32,050	676,255
Array BioPharma *	35,265	658,398
Coherus Biosciences *	23,100	310,926
Emergent BioSolutions *	17,807	1,110,978
Ensign Group	14,104	614,511
Fate Therapeutics *	25,410	384,707
FibroGen *	12,553	712,382
Heron Therapeutics *	19,684	529,500
Intersect ENT *	14,625	433,924
Invitae *	34,815	490,195
Medpace Holdings *	4,777	307,639
Oxford Immunotec Global *	46,975	683,017
Premier, Cl A *	15,350	610,777
PTC Therapeutics *	14,075	438,155
Puma Biotechnology *	5,402	150,608
Repligen *	21,453	1,223,035
Supernus Pharmaceuticals *	25,660	978,416
Vericel *	25,304	435,229

		13,444,950

INDUSTRIALS — 13.2%
Casella Waste Systems, Cl A *	37,515	1,129,952
Columbus McKinnon	19,474	704,959
H&E Equipment Services	20,505	548,919
Harsco *	57,000	1,214,101
McGrath RentCorp	11,325	570,780
Navistar International *	16,470	540,875
Park-Ohio Holdings	17,130	556,382
Rexnord *	24,875	650,481
Ryder System	9,760	565,202
SkyWest	22,815	1,162,424
Sterling Construction *	38,060	503,914
Timken	14,963	637,274
TriNet Group *	13,920	635,587
Triton International	36,775	1,322,061

		10,742,911

INFORMATION TECHNOLOGY — 16.6%
Bottomline Technologies DE *	4,915	253,860
CACI International, Cl A *	7,820	1,307,348
Carbonite *	22,478	643,770

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR
SMALL CAP FUND
JANUARY 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY— continued
Cloudera *	74,267	$1,002,605
Cohu	26,855	471,037
CyberArk Software *	8,255	724,459
FormFactor *	42,300	635,346
GreenSky, Cl A *	68,418	752,598
Harmonic *	135,924	719,038
Lattice Semiconductor *	77,895	607,581
New Relic *	9,205	935,688
Paylocity Holding *	9,875	701,421
Progress Software	6,540	236,944
Rudolph Technologies *	9,636	209,294
SPS Commerce *	7,513	666,103
Upland Software *	43,995	1,374,403
Vishay Intertechnology	52,670	1,027,065
Vishay Precision Group *	35,638	1,191,378

		13,459,938

MATERIALS — 3.3%
Allegheny Technologies *	24,015	657,771
Ingevity *	8,404	790,564
Louisiana-Pacific	51,035	1,244,233

		2,692,568

REAL ESTATE — 7.8%
Braemar Hotels & Resorts ‡	63,505	706,176
CareTrust ‡	27,846	612,055
National Storage Affiliates Trust ‡	28,635	833,279
Preferred Apartment Communities, Cl A ‡	45,483	723,180
RMR Group	9,210	607,952
Spirit Realty Capital ‡	19,501	774,579
STAG Industrial ‡	31,470	867,627
Whitestone REIT, Cl B ‡	51,555	731,050
Xenia Hotels & Resorts ‡	25,675	481,920

		6,337,818

UTILITIES — 3.1%
NextEra Energy Partners	18,500	742,960
Portland General Electric	19,165	926,053
Southwest Gas Holdings	11,314	886,112

		2,555,125

Total Common Stock (Cost $78,050,005)		79,739,059

Total Investments — 98.2% (Cost $78,050,005)		$79,739,059

Percentages based on Net Assets of $81,235,789.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class

As of January 31, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2019, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KOC-QH-005-0800

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR
INTERNATIONAL EQUITY FUND
JANUARY 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.0%

	Shares	Value

AUSTRALIA — 5.3%
Cochlear	7,400	$1,040,414
Harvey Norman Holdings	180,000	440,936
Macquarie Group	18,200	1,540,976
Medibank Pvt	407,000	775,120

		3,797,446

AUSTRIA — 1.4%
OMV	21,000	1,043,186

BRAZIL — 1.4%
Centrais Eletricas Brasileiras *	100,000	1,025,444

CANADA — 6.1%
Canadian National Railway	10,000	834,507
Canfor *	60,000	827,429
George Weston	8,100	588,351
Magna International	21,500	1,137,874
Toronto-Dominion Bank	17,640	993,462

		4,381,623

CHILE — 2.0%
Cia Cervecerias Unidas ADR	52,000	1,451,320

CHINA — 1.6%
CNOOC ADR	7,000	1,171,030

CZECH REPUBLIC — 2.0%
CEZ	56,000	1,410,927

DENMARK — 2.4%
GN Store Nord	21,000	904,084
Vestas Wind Systems	10,000	824,850

		1,728,934

FINLAND — 4.4%
Neste	23,500	2,155,608
UPM-Kymmene	35,700	1,032,177

		3,187,785

FRANCE — 5.6%
Kering	2,300	1,151,750
Peugeot	44,000	1,107,466
Publicis Groupe	17,500	1,067,623
Ubisoft Entertainment *	8,400	745,133

		4,071,972

GERMANY — 2.1%
Covestro (A)	12,000	661,760
Deutsche Lufthansa	33,500	845,869

		1,507,629

HONG KONG — 10.8%
China Construction Bank, Cl H	1,180,000	1,054,115
China Mobile	103,000	1,080,252
Geely Automobile Holdings	310,000	523,833

COMMON STOCK — continued

	Shares	Value

HONG KONG — continued
PCCW	2,100,000	$1,249,753
Ping An Insurance Group of China, Cl H	120,000	1,160,676
Sun Hung Kai Properties	46,000	769,096
Weichai Power, Cl H	980,000	1,311,304
Wharf Holdings	220,000	663,043

		7,812,072

INDIA — 1.5%
Tata Motors ADR *	40,000	522,800
Vedanta ADR	50,000	558,500

		1,081,300

INDONESIA — 2.7%
Bank Negara Indonesia Persero	1,400,000	909,286
Japfa Comfeed Indonesia	4,803,200	1,007,220

		1,916,506

ISRAEL — 1.4%
Nice *	9,400	1,034,547

ITALY — 3.1%
DiaSorin	9,900	905,954
Enel	99,720	601,057
Recordati	20,000	724,301

		2,231,312

JAPAN — 16.7%
AGC	23,800	805,169
Central Japan Railway	6,650	1,434,092
Daiwa House Industry	26,400	854,834
Fujitsu	11,000	735,589
Hoya	22,000	1,272,031
ITOCHU	80,000	1,462,658
Konica Minolta	112,000	1,123,856
Mizuho Financial Group	1,000,000	1,647,004
Nippon Telegraph & Telephone	29,000	1,243,599
ORIX	101,000	1,520,679

		12,099,511

NETHERLANDS — 4.1%
Koninklijke Ahold Delhaize	61,000	1,607,266
NN Group	32,500	1,373,402

		2,980,668

SOUTH KOREA — 3.2%
LG Display ADR	70,000	592,200
POSCO ADR	18,000	1,083,960
Shinhan Financial Group ADR	16,100	619,528

		2,295,688

SPAIN — 3.7%
ACS Actividades de Construccion y Servicios	30,800	1,272,654
Repsol	80,437	1,411,402

		2,684,056

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR
INTERNATIONAL EQUITY FUND
JANUARY 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

SWEDEN — 1.1%
Swedbank, Cl A	35,000	$793,349

SWITZERLAND — 3.7%
Logitech International	16,000	583,237
Partners Group Holding	1,300	892,202
Temenos	8,700	1,171,431

		2,646,870

TURKEY — 1.2%
Turkcell Iletisim Hizmetleri	300,000	842,519

UNITED KINGDOM — 10.5%
3i Group	88,000	980,612
Anglo American	60,500	1,541,641
Intertek Group	14,300	920,536
Legal & General Group	360,000	1,224,821
Next	15,000	953,596
Rightmove	120,000	742,888
Tate & Lyle	136,000	1,226,877

		7,590,971

Total Common Stock (Cost $64,556,666)		70,786,665

RIGHTS — 0.0%

	Number Of Rights

SPAIN — 0.0%
ACS Actividades de Construccion y Servicios, Expires 02/09/19*
Total Rights (Cost $–)	30,800	16,904

Total Investments — 98.0% (Cost $64,556,666)		$70,803,569

Percentages are based on Net Assets of $72,248,376.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

As of January 31, 2019, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2019, there were no transfers between Level 1, and Level 2 assets and liabilities. There were no other significant transfers for the period ended January 31, 2019. For the period ended January 31, 2019, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KOC-QH-006-0800

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 27, 2019

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 27, 2019